Cashflow Information (Tables)	12 Months Ended
Jun. 30, 2024
Cash Flow Information [Abstract]
Schedule of Disclosure of Changes in Liabilities Arising from Financing Activities

Disclosure of changes in liabilities arising from financing activities:

	Financing activities
	Borrowings	Convertible Notes		Total
Financial debts as of June 30, 2022
Proceeds from borrowings	2,171,830		—	2,171,830
Proceeds from Valorasoy acquisition	1,295,553		—	1,295,553
Payment of loans	(876,769)		—	(876,769)
Interest payments	(24,098)		—	(24,098)
Exchange differences, currency translation differences and other financial results	78,773		—	78,773
Financial debts as of June 30, 2023	$2,645,289	$		$2,645,289

Proceeds from borrowings	2,591,780		—	2,591,780
Proceeds from issuance of Convertible Notes	—		10,940,000	10,940,000
Payment of loans	(2,512,486)		—	(2,512,486)
Interest payments	(535,007)		—	(535,007)
Exchange differences, currency translation differences and other financial results	1,129,815		—	1,129,815
Financial debts as of June 30, 2024	$3,319,391		$10,940,000	$14,259,391